Credit Risk - Summary of Country Risk Exposure (Parenthetical) (Detail) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Risk exposures	£ 316,322,000,000	£ 310,948,000,000
Eurozone Countries [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Risk exposures	200,000,000	1,200,000,000
Eurozone Countries [member] | Belgium [Member]
Disclosure of credit risk exposure [line items]
Risk exposures	600,000,000	900,000,000
Eurozone Countries [member] | Greece [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 0	£ 0